Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 96,417	$ 162,797
Restricted cash	870
Pool receivables from affiliates, net (note 16h)	62,735	35,254
Accounts receivable	28,313	4,475
Due from affiliates (note 16f)	67,159	50,279
Prepaid expenses	24,320	9,374
Total current assets	279,814	262,179
Vessels and equipment At cost, less accumulated depreciation of $391.0 million (2014 - $323.3 million) (note 21)	1,767,925	897,237
Investment in and advances to equity accounted investments (note 8)	86,808	73,397
Derivative asset (note 12)	5,164	4,657
Intangible assets - net (note 24)	29,619
Other non-current assets (note 21)	146	3,702
Total assets	2,169,476	1,241,172
Current
Accounts payable	16,717	1,937
Accrued liabilities (notes 10 and 16f)	62,029	18,283
Current portion of long-term debt (note 11)	174,047	47,225
Current portion of derivative liabilities (note 12)	6,330	7,263
Current portion of in-process revenue contracts (note 9)	1,223
Deferred revenue	2,676	637
Due to affiliates (note 16f)	26,630	10,395
Total current liabilities	289,652	85,740
Long-term debt (note 11)	990,558	661,340
Derivative liabilities (note 12)	4,208	10,962
Other long-term liabilities (note 13)	7,597	4,852
Total liabilities	$ 1,292,015	$ 762,894
Commitments and contingencies (notes 8, 12, and 18)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 132.8 million Class A and 23.2 million class B shares issued and outstanding as of December 31, 2015 (2014 - 95.3 million Class A and 16.7 million Class B shares issued and outstanding) (notes 4 and 15)	$ 1,094,874	$ 802,650
Accumulated deficit	(217,413)	(346,927)
Entities under Common Control equity (note 3)		22,555
Total equity	877,461	478,278
Total liabilities and equity	$ 2,169,476	$ 1,241,172